Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepayments and other current assets
The following is a summary of prepayments and other current assets:

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers	680,723	716,761	104,249
Interest income receivable	42,234	11,984	1,743
Prepayment for advertising expenses	7,950	9,536	1,387
Receivables in relation to factoring business	81,940	324,577	47,208
Loan receivables	34,284	454,953	66,170
Others	92,332	155,773	22,656
Total	939,463	1,673,584	243,413

Summary of provision for other current assets
The following table summarized the details of the Group’s provision for other current assets:

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at beginning of year	—	25,622	30,632	4,455
Addition	25,622	32,476	6,009	874
Reversal	—	—	(6,740)	(980)
Transfer-out	—	(27,466)	—	—
Write-offs	—	—	—	—
Balance at end of period	25,622	30,632	29,901	4,349